Lisa F. Muller

Sr. Counsel

October 29, 2018

VIA ELECTRONIC FILING

Securities and Exchange Commission

Division of Investment Management

Office of Insurance Products

100 F Street, NE

Washington, D.C. 20549

Re:	National Variable Annuity Account II, File No. 811-08015

Rule 30b2-1 Filing

To Whom It May Concern:

As required by Rule 30e-2 under the Investment Company Act of 1940 (“Act”), as amended, National Life Insurance Company, on behalf of National Variable Annuity Account II, the Registrant, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report(s) for the period ending June 30, 2018 of the underlying management investment companies in which the Registrant invests that are reflective of the contract owner’s subaccount allocation.

Underlying Management Investment Company	CIK Number
Alger American Fund	0000832566
LargeCap Growth Portfolio
Small Cap Growth Portfolio
Capital Appreciation Portfolio
AllianceBernstein Variable Products Series Fund, Inc.	0000825316
VPS International Growth Portfolio
VPS International Value Portfolio
VPS Small/Mid Cap Value Portfolio
VPS Value Portfolio
VPS Balanced Wealth Strategy Portfolio
VPS Dynamic Asset Allocation Portfolio
VPS Growth Portfolio
VPS Real Estate Investment Portfolio

American Century Variable Portfolios Inc	0000814680
VP Ultra Fund
VP International Fund
VP Income & Growth Fund
VP Value Fund
VP Capital Appreciation
VP Growth
VP Large Company Value
American Century Variable Portfolios II Inc	0001124155
Inflation Protection Fund
American Funds	0000729528
AFIS Asset Allocation Fund
AFIS Global Bond Fund
AFIS Growth-Income Fund
AFIS Global Growth & Income Fund
AFIS Global Small Capitalization Fund
AFIS High-Income Bond Fund
AFIS New World Fund
BlackRock
Equity Dividend V.I. Fund	0000355916
iShares Alternative Strategies V.I. Fund
iShares Dynamic Allocation V.I. Fund
Global Allocation V.I. Fund
Advantage U.S. Total Market V.I.
Government Money Market V.I. Fund	0000319108
Dreyfus Variable Investment Fund	0000813383
Appreciation Portfolio
Opportunistic Small Cap Portfolio
Quality Bond Portfolio
Dreyfus Socially Responsible Growth Fund, Inc.	0000890064
DWS Investments VIT Funds	0001006373
DWS Equity 500 Index VIP
DWS Small Cap Index VIP
DWS Variable Series II Funds	0000810573
DWS Small Cap Index VIP
DWS Small Mid Cap Value VIP

Fidelity Variable Insurance Products Fund III	0000927384
Mid Cap Portfolio
Value Strategies Portfolio
Dynamic Capital Appreciation
Growth Opportunities
Fidelity Variable Insurance Products Fund III	0000720318
Real Estate Portfolio
Fidelity Variable Insurance Products Fund	0000356494
Equity-Income Portfolio
Growth Portfolio
High Income Portfolio
Overseas Portfolio
Fidelity Variable Insurance Products Fund V	0000823535
Investment Grade Bond Portfolio
Government Money Market Portfolio
Freedom Income
Fidelity Variable Insurance Products Fund II	0000831016
Contrafund Portfolio
Index 500 Portfolio
Disciplined Small Cap Portfolio
Franklin Templeton VIP Trust	0000837274
Franklin Small-Mid Cap Growth Securities Fund
Franklin Small Cap Value Fund
Franklin U.S. Government Securities Fund
Franklin Mutual Global Discovery Fund
Mutual Shares Securities Fund
Templeton Foreign Securities Fund
Franklin Global Real Estate Fund
Franklin Founding Funds Allocation VIP Fund
Franklin Small-Mid Cap Growth VIP Fund*
Franklin High Income VIP Fund
Franklin Mutual Global Discovery VIP Fund
Franklin Rising Dividends VIP Fund
Templeton Developing Markets VIP Fund
Templeton Global Bond VIP Fund
Goldman Sachs	0001046292
VIT Equity Index Fund
VIT Global Trends Allocation
VIT Growth Opportunities Fund
VIT High Quality Floating Rate Fund
VIT Mid Cap Value Fund
VIT Small Cap Equity Insights Fund.

Invesco Variable Insurance Funds (AIM Variable Insurance Funds)	0000896435
V.I. Mid Cap Growth Fund
V.I. Global Health Care Fund
V.I. Technology Fund
V.I Diversified Dividend Fund
V.I Equity and Income Fund
V.I. Government Securities Fund
V.I Global Real Estate Fund
V.I High Yield Fund
JPMorgan Insurance Trust	0000909221
Small Cap Core Portfolio
Neuberger Berman Advisers Management Trust	0000736913
Large Cap Value Portfolio
Mid-Cap Growth Portfolio
Short Duration Bond Portfolio
Sustainable Equity Portfolio
Oppenheimer Variable Account Funds	0000752737
Main Street Small Cap Fund/VA
Global Strategic Income Fund VA
Conservative Balanced/VA
Touchstone Variable Strategic Trust	0000920547
TVST Balanced
TVST Bond
TVST Common Stock
TVST Small Company
T. Rowe Price Equity Series, Inc.	0000918294
Blue Chip Growth Portfolio
Equity Income Portfolio
Health Sciences Portfolio
Personal Strategy Balanced Portfolio
Mid Cap Growth
Van Eck Worldwide Insurance Trust	0000811976
Unconstrained Emerging Markets Bond Fund
Emerging Markets Fund
Global Hard Assets Fund
Long/Short Equity Index Fund
Wells Fargo Advantage Variable Trust Funds	0001081402
VT Discovery Fund
VT Opportunity Fund

We understand these management investment companies have separately filed the above listed semi-annual reports with the Securities and Exchange Commission on Form N-CSRS and therefore are incorporated herein by reference.

We have included with this filing the cover, inside pages and back pages that we include with our mailing. Not every underlying fund is in every contract. The actual letter sent to each contract owner included references only to the annual reports of the management investment companies reflective of the contract owner’s subaccount allocation as of August 30, 2018.

Please contact me at (802) 229-7410 if you have any questions regarding this filing.

Regards,

/s/Lisa F. Muller

Lisa F. Muller

Sr. Counsel

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